Risk management (Details 5) $ in Millions	Dec. 31, 2023 USD ($)
Derivatives [member] | Reasonably Possible Scenario [Member]
IfrsStatementLineItems [Line Items]
Risk exposure associated with instruments	$ (18)
Derivatives [member] | Remote Scenario [Member]
IfrsStatementLineItems [Line Items]
Risk exposure associated with instruments	(37)
Derivatives Not Designated For Hedge Accounting [Member] | Crudeoil And Oil Products Price Changes [Member] | Futures contract [member] | Reasonably Possible Scenario [Member]
IfrsStatementLineItems [Line Items]
Risk exposure associated with instruments	(18)
Derivatives Not Designated For Hedge Accounting [Member] | Crudeoil And Oil Products Prices Changes [Member] | Futures contract [member] | Remote Scenario [Member]
IfrsStatementLineItems [Line Items]
Risk exposure associated with instruments	$ (37)